Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-3/A
Amendment Flag	true
Entity Registrant Name	OUTSET MEDICAL, INC.
Entity Central Index Key	0001484612
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0514392
Entity Address, Address Line One	3052 Orchard Dr
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	669
Local Phone Number	231-8200
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 1
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3052 Orchard Dr.
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	669
Local Phone Number	231-8200
Contact Personnel Name	Leslie Trigg